Investment in Forum Energy Limited ("FEL") (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Forum Energy Limited ("FEL")
Schedule of investment in forum energy
	Number of shares held	Amount
Balance December 31, 2023	8,206,638	$2,461,931
Change in fair value	-	6,106,163
Balance December 31, 2024	8,206,638	$8,568,094
Change in fair value	-	(2,325,671)
Balance December 31, 2025	8,206,638	$6,242,423